UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares shares	Class B Ordinary shares shares	Class A preference shares shares	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	VIE CNY (¥)	VIE USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019				¥ 151		¥ 2,547,293		¥ (143,780)		¥ 141,484		¥ (1,960,692)		¥ (15,387)				¥ 569,069
Balance, shares at Dec. 31, 2019 | shares	420,001,792	10,000,099
Net loss				0		0		0		0		(123,146)		1,685		¥ (28,440)		(121,461)
Foreign currency translation loss				0		0		0		3,689		0		0				3,689
Share of other comprehensive income (loss) of an equity method investee				0		0		0		(1,973)		0		0				(1,973)
Conversion of Class B to Class A ordinary shares				0		0		0		0		0		0				0
Conversion of Class B to Class A ordinary shares, shares | shares	10,000,000	(10,000,000)
Reclassification into loss from equity method investments																		0
Issuance of ordinary shares from exercise of share-based awards				0		19		0		0		0		0				¥ 19
Issuance of ordinary shares from exercise of share-based awards, shares | shares	13,000																	13,000	13,000
Share-based compensation				0		23,752		0		0		0		0				¥ 23,752
Balance at Jun. 30, 2020				151		2,571,064		(143,780)		143,200		(2,083,838)		(13,702)				473,095
Balance, shares at Jun. 30, 2020 | shares	430,014,792	99
Balance at Dec. 31, 2019				151		2,547,293		(143,780)		141,484		(1,960,692)		(15,387)				569,069
Balance, shares at Dec. 31, 2019 | shares	420,001,792	10,000,099
Balance at Dec. 31, 2020				¥ 151		2,602,883		(143,780)		128,441		(2,183,918)		(13,257)				390,520
Balance, shares at Dec. 31, 2020 | shares	430,127,692	99
Acquisition of Loto Interactive						(6,075)								115,865				109,790
Net loss												(84,758)		(5,630)		¥ (15,457)	$ (2,394)	(90,388)	$ (13,996)
Foreign currency translation loss										5,877				(38)				5,839
Share of other comprehensive income (loss) of an equity method investee										4,063								4,063	630
Reclassification into loss from equity method investments										846								846	$ 131
Issuance of ordinary shares for business combinations						615,843												615,860
Issuance of ordinary shares for business combinations, shares | shares	56,236,295			17,000	17,000
Issuance of ordinary shares from exercise of share-based awards				¥ 11		16,277												¥ 16,288
Issuance of ordinary shares from exercise of share-based awards, shares | shares	32,393,290																	3,508,990	3,508,990
Issuance of ordinary shares for private placement				28		199,636												¥ 199,664
Issuance of ordinary shares for private placement, shares | shares	85,572,963		65,000															141,809,258	141,809,258
Share-based compensation						399												¥ 399
Balance at Jun. 30, 2021				¥ 207	$ 32	¥ 3,428,963	$ 531,079	¥ (143,780)	$ (22,269)	¥ 139,227	$ 21,564	¥ (2,268,676)	$ (351,373)	¥ 96,940	$ 15,014			¥ 1,252,881	$ 194,047
Balance, shares at Jun. 30, 2021 | shares	604,330,240	99	65,000